Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Investments [Line Items]
Restricted Investments, at Fair Value	$ 929.2
Current	2,221.9	2,211.8
Long-term investments	19,698.2	18,083.2
Total investments	21,920.1	20,295.0
Debt And Equity Securities Available For Sale [Member]
Total Investments [Line Items]
Current	2,006.8	2,168.1
Long-term investments	16,821.0	15,222.7
Total investments	18,827.8	17,390.8
Mortgage Loans [Member]
Total Investments [Line Items]
Current	214.4	41.7
Long-term investments	1,429.2	1,606.8
Total investments	1,643.6	1,648.5
Other Investments [Member]
Total Investments [Line Items]
Current	0.7	2.0
Long-term investments	1,448.0	1,253.7
Total investments	$ 1,448.7	$ 1,255.7